RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Income taxes receivable	$ 8.3	$ 5.5
Receivables from governments	56.7	39.1
Gold receivables	0.0	3.2
Receivable from Staatsolie	7.5	0.0
Receivable from Allied Gold Corporation	1.8	0.0
Deferred consideration from Allied Gold Corporation	1.2	0.0
Other receivables	5.2	3.6
Total receivables	80.7	51.4
Prepayment for other assets	0.0	0.2
Marketable securities and warrants	0.0	4.5
Prepaid expenses	19.6	11.0
Derivatives	20.4	5.1
Receivables and other current assets	$ 120.7	$ 72.2